Organization and Description of Business - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 03, 2017	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Related Party Transaction [Line Items]
Accumulated deficit		$ 962,545	$ 675,997	$ 488,680
Common stock issued (in shares)		131,250,336	38,156,688	35,775,694
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering		$ 657,687
IPO
Related Party Transaction [Line Items]
Common stock issued (in shares)	17,250,000
Share price (in dollars per share)	$ 15.00
Aggregate net proceeds from stock offering	$ 235,400
Underwriting and commissions	18,100
Other issuance costs	5,300
Affiliated Entity | Donation to Non-Profit Affiliate | Cloudera Foundation
Related Party Transaction [Line Items]
Cash donation	$ 2,400
IPO proceeds donated (as a percent)	1.00%
Common Stock
Related Party Transaction [Line Items]
Common stock issued (in shares)			38,156,688
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited) (in shares)	74,907,415	74,907,415
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering		$ 4
Additional Paid-In Capital
Related Party Transaction [Line Items]
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	$ 657,700	$ 657,683